Condensed unaudited financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of financial information of the parent company

	December 31, 2021	December 31, 2020
ASSETS
CURRENT ASSETS
Cash	$2,623,916	$—
Prepayments	20,000	—
Due from subsidiaries	10,999,973	—
Short-term investment	7,091,939	—
Total current assets	20,735,828	—

OTHER ASSETS
Escrow	600,000	—
Investment in subsidiaries	—	7,887,067
Total other assets	600,000	7,887,067

Total assets	$21,335,828	$7,887,067

LIABILITIES AND EQUITY

LIABILITIES
Deficit of investment in subsidiaries	$6,285,110	$—

COMMITMENTS AND CONTINGENCIES

EQUITY
Ordinary shares,$0.001 par value, 50,000,000 shares authorized, 25,445,000 and 19,000,000 issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	25,445	19,000
Additional paid-in capital	26,783,355	5,852,089
Statutory reserves	449,136	437,549
(Accumulated deficits) Retained earnings	(12,799,436)	1,084,383
Accumulated other comprehensive income	592,218	494,046
Total equity	15,050,718	7,887,067

Total liabilities and equity	$21,335,828	$7,887,067

INFOBIRD CO., LTD

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the years ended December 31,
	2021	2020	2019
General and administrative expenses	$(797,334)	$—	$—
Other Income, net	165,713	—	—

Equity of losses in subsidiaries	(13,240,611)	3,998,274	4,847,357
Net (loss) income	(13,872,232)	3,998,274	4,847,357
Foreign currency translation adjustment	(98,172)	464,721	(28,797)
Comprehensive (loss) income	$(13,774,060)	$4,462,995	$4,818,560

INFOBIRD CO., LTD

STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(13,872,232)	$3,998,274	$4,847,357
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from short-term investment	(165,713)	—	—
Equity loss (income) of subsidiaries	13,240,611	(3,998,274)	(4,847,357)
Share-based compensation	140,467
Change in operating assets and liabilities
Prepayments	(20,000)	—	—
Due from subsidiaries	(10,999,973)	—	—
Net cash used in operating activities	(11,676,840)	—	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investment	(15,000,000)	—	—
Short-term investment	8,073,774	—	—
Net cash used in investing activities	(6,926,226)	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from IPO	22,846,983	—	—
Payment of offering cost	(1,200,001)	—	—
Proceed from IPO placed in escrow	(600,000)
Net cash provided by financing activities	21,226,982	—	—

CHANGES IN CASH	2,623,916	—	—

CASH, beginning of year	—	—	—

CASH, end of year	$2,623,916	$—	$—